PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 2,323,747		¥ 972,415
Less: accumulated depreciation	(530,259)		(281,379)
Total property, equipment and software, net	1,793,488	$ 252,607	691,036
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	2,149,561		849,020
Leasehold improvement
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	136,541		95,554
Furniture and fixtures
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	15,384		18,514
Motor vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	15,251		5,272
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total cost	¥ 7,010		¥ 4,055